BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details Textual) - USD ($)	1 Months Ended
	Oct. 29, 2018	Feb. 13, 2015	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001
Retained Earnings (Accumulated Deficit)			$ (42,910,590)	$ (35,776,340)	$ (21,076,464)
Stockholders' Equity, Reverse Stock Split	the Company completed a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.	the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Previously Reported [Member]
Retained Earnings (Accumulated Deficit)					$ (15,588,554)
Scenario, Forecast [Member]
Stockholders' Equity, Reverse Stock Split	the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.